Subsequent Events - Material Definitive Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 13, 2025	Jun. 30, 2025	May 31, 2024
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 0.5
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Convertible, Conversion Price		$ 32.76
Subsequent Event [Member] | Convertible Promissory Notes | August Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 7.0
Debt Instrument, Interest Rate, Stated Percentage	16.00%
Debt Instrument, Convertible, Conversion Price	$ 39
Debt Instrument, Convertible, Type of Equity Security	Company’s Class C Common Stock